Share capital (Schedule of Share Capital) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance	$ 6,448	$ 4,317
Stock options exercised	254	95
Warrants exercised	2,276	61
Balance	39,375	6,448
Share Capital [Member]
Disclosure of classes of share capital [line items]
Balance	$ 117,544	$ 90,152
Issued and outstanding Begning Balance, shares	50,630,875	45,106,401
Issued for cash, net of issuance costs	$ 59,940	$ 26,957
Issued for cash, net of issuance costs, shares	15,611,778	5,404,855
Stock options exercised	$ 658	$ 353
Stock options exercised, shares	162,086	105,196
DSUs redeemed	$ 184
DSUs redeemed, shares	76,920
Warrants exercised	$ 3,029	$ 82
Warrants exercised, shares	611,888	14,423
Balance	$ 181,355	$ 117,544
Issued and outstanding Ending Balance, shares	67,093,547	50,630,875